UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13 F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 May 14, 1999

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

					FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total:  $97,407


List of Other Included Managers:    None


FORM 13F INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP
(x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- ------
-- -------- --- ---- ------- ------------ -------- -------- ----
----
AT&T                           y                001957109
3330    41718 SH       SOLE                    41718
Abbott Laboratories            y                002824100
688    14700 SH       SOLE                    14700
Alliant Techsystems            y                018804104
388     5000 SH       SOLE                     5000
Allied-Signal                  y                019512102
266     5400 SH       SOLE                     5400
Amer. Home Products            y                026609107
313     4800 SH       SOLE                     4800
American International Group   y                026874107
2650    21966 SH       SOLE                    21966
American Standard              y                029712106
1102    32050 SH       SOLE                    32050
Anheuser Busch                 y                035229103
244     3200 SH       SOLE                     3200
BP Amoco                       y                055622104
294     2910 SH       SOLE                     2910
BankAmerica                    y                06605F102
212     3000 SH       SOLE                     3000
Bausch & Lomb                  y                071707103
1072    16500 SH       SOLE                    16500
Baxter International           y                071813109
319     4826 SH       SOLE                     4826
Berkshire Hathaway             y                084670108
714       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108
4589    71560 SH       SOLE                    71560
Build. Mat'l. Hold.            y                120113105
272    26850 SH       SOLE                    26850
CNF Trans.                     y                12612w104
1688    44650 SH       SOLE                    44650
Citigroup                      y                171196108
8319   130242 SH       SOLE                   130242
Coca-Cola                      y                191216100
1264    20600 SH       SOLE                    20600
Conoco                         y                208251306
1668    67900 SH       SOLE                    67900
Corning                        y                219350105
1755    29250 SH       SOLE                    29250
Crompton & Knowles             y                227111101
850    54000 SH       SOLE                    54000
Dana                           y                235811106
1543    40600 SH       SOLE                    40600
Disney                         y                254687106
961    30891 SH       SOLE                    30891
Duckwall-Alco Stores           y                264142100
235    24100 SH       SOLE                    24100
Eastman Kodak                  y                277461109
2278    35660 SH       SOLE                    35660
Entertainment Properties Trust y                29380T105
493    28600 SH       SOLE                    28600
Exxon                          y                302290101
452     6400 SH       SOLE                     6400
Federated Dept. Stores         y                31410H101
1083    27000 SH       SOLE                    27000
Fortune Brands                 y                349631101
747    19400 SH       SOLE                    19400
Fresh DelMonte                 y                G36738105
453    24400 SH       SOLE                    24400
GTE                            y                362320103
283     4674 SH       SOLE                     4674
GenCorp                        y                368682100
908    50450 SH       SOLE                    50450
General Electric               y                369604103
8056    72825 SH       SOLE                    72825
Gillette                       y                375766102
1617    27200 SH       SOLE                    27200
HRPT Properties                y                422169102
352    26100 SH       SOLE                    26100
Healthcare Realty Trust        y                421946047
319    16808 SH       SOLE                    16808
Hewlett-Packard                y                428236103
1678    24750 SH       SOLE                    24750
Homeland                       y                43739t104
48    15000 SH       SOLE                    15000
Hospitality Properties Trust   y                44106M102
737    27250 SH       SOLE                    27250
Household International        y                441815107
1124    24635 SH       SOLE                    24635
International Business Machine y                459200101
5697    32139 SH       SOLE                    32139
Interpublic Group              y                460690100
2180    28000 SH       SOLE                    28000
Irvine Apt. Communities        y                463606103
815    24800 SH       SOLE                    24800
Johnson & Johnson              y                478160104
299     3200 SH       SOLE                     3200
Koninklijke Philips Electronic y                718337504
2920    35425 SH       SOLE                    35425
Laboratory Corp of America     y                50540r102
35    20000 SH       SOLE                    20000
Lazare Kaplan                  y                521078105
387    56300 SH       SOLE                    56300
Lockheed Martin                y                539830109
2246    59500 SH       SOLE                    59500
Loral Space                    y                G56462107
1035    71700 SH       SOLE                    71700
MCI Worldcom                   y                55268b106
471     5322 SH       SOLE                     5322
McDonalds Corp.                y                580135101
272     6000 SH       SOLE                     6000
MediaOne Group                 y                912889201
1602    25250 SH       SOLE                    25250
Merck                          y                589331107
4037    50384 SH       SOLE                    50384
Microsoft Corp.                y                594918104
315     3520 SH       SOLE                     3520
Motorola                       y                620076109
1198    16350 SH       SOLE                    16350
Nestle                         y                641069406
2307    25400 SH       SOLE                    25400
Network Computing Devices      y                64120N100
128    25700 SH       SOLE                    25700
Pepsi Bottling                 y                713409100
258    11900 SH       SOLE                    11900
Pfizer                         y                717081103
499     3600 SH       SOLE                     3600
Philip Morris                  y                718154107
620    17611 SH       SOLE                    17611
Pitney Bowes                   y                724479100
784    12300 SH       SOLE                    12300
Premark                        y                740459102
1433    43500 SH       SOLE                    43500
Procter & Gamble               y                742718109
1567    16000 SH       SOLE                    16000
Republic New York              y                760719104
223     4834 SH       SOLE                     4834
Rite Aid                       y                767754104
694    27750 SH       SOLE                    27750
Royal Dutch                    y                780257804
244     4700 SH       SOLE                     4700
SCB Computer Technology        y                78388n107
59    13000 SH       SOLE                    13000
Schlumberger                   y                806857108
211     3500 SH       SOLE                     3500
Time Warner                    y                887315109
1799    25400 SH       SOLE                    25400
Toronto Dominion               y                891160509
3216    70000 SH       SOLE                    70000
U.S. Bancorp                   y                902973106
836    24550 SH       SOLE                    24550
U.S. Industries                y                912080108
1691   102850 SH       SOLE                   102850
United Technologies            y                913017109
271     2000 SH       SOLE                     2000
Walgreen                       y                931422109
1356    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206
336     8000 SH       SOLE                     8000